Accrued and Other Current Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Payables and Accruals [Abstract]
Schedule of accrued and other current liabilities
Accrued and other current liabilities consisted of the following (in thousands):

	MARCH 31,	DECEMBER 31,
	2013	2012
Accrued payroll and other compensation	$84,569	$108,612
Accrued insurance	23,283	22,235
Other current liabilities	65,809	61,437
	$173,661	$192,284

Accrued and other current liabilities consisted of the following (in thousands):

	DECEMBER 31,
	2012	2011
Accrued payroll and other compensation	$108,612	$117,013
Accrued insurance	22,235	19,284
Other current liabilities	61,437	75,189
	$192,284	$211,486